INCOME TAXES - Deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Accrued bonus and vacation	$ 308	$ 169
Allowance for doubtful accounts	1,649	1,584
Charity deduction carryover	1
Deferred rent	12	29
Deferred revenue	5,212	5,771
Accrued expenses	1,256	904
Fixed assets	(1,588)	(871)
Intangible assets	(16,533)	(17,777)
Other	384	429
Inventory	162	51
State tax	7	7
Interest expense limitation	12,328	7,412
Net operating loss	31,901	26,302
Total non-current	35,099	24,010
Valuation allowance	(35,611)	(24,338)
Total net deferred tax liability	$ (512)	$ (328)